Consolidated Statement of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 11,000,462	$ 11,432,293	$ 12,267,389
Investment securities:
Taxable	1,944,964	1,871,510	2,120,835
Exempt from federal income tax	1,495,864	1,499,193	1,426,623
Federal funds sold and other	129,535	108,238	50,291
Total interest income	14,570,825	14,911,234	15,865,138
INTEREST EXPENSE
Deposits	3,771,428	4,001,920	4,374,627
Short term borrowings	6,105	9,555	12,297
Federal Home Loan Bank advances	34,221	56,195	89,915
Total interest expense	3,811,754	4,067,670	4,476,839
NET INTEREST INCOME	10,759,071	10,843,564	11,388,299
Provision for loan losses		215,182	2,000
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	10,759,071	10,628,382	11,386,299
NONINTEREST INCOME
Service charges on deposit accounts	1,029,854	1,111,797	1,155,300
Gain on sale of loans, net	91,231	278,117	131,256
Gain on sale of fixed assets	252,598
Earnings and recoveries on bank-owned life insurance	226,322	474,077	237,147
Other income	169,437	180,379	148,955
Total noninterest income	1,769,442	2,044,370	1,672,658
NONINTEREST EXPENSE
Salaries and employee benefits	5,232,176	4,902,669	5,005,181
Occupancy and equipment	974,084	960,570	1,010,928
Impairment loss		456,585
Other expense	2,842,841	2,860,389	3,072,453
Total noninterest expense	9,049,101	9,180,213	9,088,562
INCOME BEFORE INCOME TAXES	3,479,412	3,492,539	3,970,395
Income taxes	604,796	513,063	835,443
NET INCOME	$ 2,874,616	$ 2,979,476	$ 3,134,952
EARNINGS PER SHARE (in Dollars per share)	$ 4.67	$ 4.83	$ 5.07
WEIGHTED AVERAGE SHARES OUTSTANDING (in Shares)	615,060	616,667	618,497